Deconsolidation of Subsidiaries (Details) $ in Thousands, $ in Millions		12 Months Ended
	May 07, 2024 USD ($)	Jun. 30, 2024 CAD ($)
Basis of Presentation
Financial asset - FID		$ 64,409
Fair value of investment		200,897
Total
Basis of Presentation
Currency translation differences reclassified to net income		1,519
Standard Lithium subsidiaries
Basis of Presentation
Percentage of ownership interest disposed	45.00%
Percentage of ownership interest retained	55.00%
Initial cash payment	$ 30
Maximum amount purchaser of partial sale of subsidiaries committed to invest	130
Standard Lithium subsidiaries | Total
Basis of Presentation
Fair Value of Consideration Received		41,116
Financial asset - FID		63,994
Fair value of investment		201,496
Currency translation differences reclassified to net income		1,519
Less: net assets		(81,707)
Gain on deconsolidation of subsidiaries		226,418
Standard Lithium subsidiaries | SWA Lithium
Basis of Presentation
Commitment received to invest on development costs	40
Amount of milestone payments to receive	40
Fair Value of Consideration Received		20,558
Financial asset - FID		37,986
Fair value of investment		130,209
Currency translation differences reclassified to net income		897
Less: net assets		(41,273)
Gain on deconsolidation of subsidiaries		148,377
Standard Lithium subsidiaries | Texas Lithium
Basis of Presentation
Commitment received to invest on development costs	20
Amount of milestone payments to receive	$ 30
Fair Value of Consideration Received		20,558
Financial asset - FID		26,008
Fair value of investment		71,287
Currency translation differences reclassified to net income		622
Less: net assets		(40,434)
Gain on deconsolidation of subsidiaries		$ 78,041